Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Payments For Capital And Operating Leases [Table Text Block]
Future minimum lease payment commitments, net of any sublease proceeds and including scheduled escalation provisions as of December 31, 2013 under the leases were as follows:

	Operating Leases
(amounts in thousands)	Total Payments	Sublease Proceeds	Net Payments
2014	687	(17)	670
2015	625	—	625
2016	73	—	73
2017	—	—	—
2018	—	—	—
Thereafter	—	—	—